Subsequent Events	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Subsequent Events

28.	Subsequent Events

Subsequent to June 30, 2025, the Company had sold 6,737,564 common shares for gross proceeds of US$36,174,572 under the ATM Sales Agreement with the Agent.

On July 17, 2025, the Board of Directors of the Company passed a resolution with the following key actions:

●	107,125 RSUs were granted to directors, audit committee members, and consultants.
●	The price of all outstanding stock options was reduced to US$5.00.
●	4,000 options were granted to a member of the Board, vesting immediately, with an exercise price of US$5.00 and an expiry of January 30, 2028.

Subscription Agreement with GTI Energy Limited

Subsequent to year end, the Company entered into a Subscription Agreement with GTI Energy Limited (“GTI”), an Australian public company listed on the ASX.

Under the agreement, the Company subscribed for 424,866,286 fully paid ordinary shares in GTI at an issue price of A$0.0035 per share, for total consideration of A$1,487,032. The subscription also included 212,433,143 free-attaching options with an exercise price of A$0.010 per option expiring September 25, 2028.

Proposed Acquisition of Global Uranium and Enrichment Limited

On October 6, 2025, the Company entered into a binding Scheme Implementation Deed (“SID”) with GUE, pursuant to which the Company will acquire 100% of the shares and unlisted options of GUE that it does not already own.

Investment in Kadmos Energy Services LLC

On October 17, 2025, the Company entered into a series of agreements with Kadmos Energy Services LLC (“Kadmos”), a Delaware limited liability company, to acquire an equity interest in Kadmos.

Under the Subscription and Purchase Agreement, the Company subscribed for 4,900,000 Class A Membership Units of Kadmos for total consideration of US$10,000,000. Of this amount, US$2,000,000 was paid in cash at closing and the remaining US$8,000,000 was evidenced by a Secured Promissory Note (the “Note”) issued to Kadmos. The investment was completed concurrently with the execution of the Amended and Restated Operating Agreement, Secured Promissory Note, and Unit Pledge Agreement.

The Note provides that repayment of principal may be made, at the Company’s sole discretion, in either cash or freely tradable common shares of the Company. The Note is secured by up to 3,920,000 Class A Units in Kadmos pursuant to the Unit Pledge Agreement, which provides for an automatic release of pledged units as payments are made and forfeiture of the proportionate number of units upon default.

The Amended and Restated Operating Agreement became effective on October 17, 2025, and established the capital and governance structure of Kadmos as follows:

●	4,900,000 Class A Units issued to Snow Lake Investments (US) Ltd.;

●	5,100,000 Class B Units issued to Exodys Energy and founding members; and

●	1,000,000 Profits Interest Units authorized under a 2025 Equity Incentive Plan and Phantom Equity Plan for employees and consultants.

The Board of Managers initially consists of three members of which one will be appointed by the Company. The Board will expand to five members if the Company contributes an additional US$2,000,000 under the Note, thereby granting the Company the right to appoint a majority of directors.